Schedule of right-of-use assets recognized (Details)	6 Months Ended
Jun. 30, 2023 GBP (£)
IfrsStatementLineItems [Line Items]
At January 1, 2023	£ 1,188,947
Charge for the period	(98,288)
At June 30, 2023	1,090,659
Buildings [member]
IfrsStatementLineItems [Line Items]
At January 1, 2023	1,186,891
Charge for the period	(96,232)
At June 30, 2023	1,090,659
Other assets [member]
IfrsStatementLineItems [Line Items]
At January 1, 2023	2,056
Charge for the period	(2,056)
At June 30, 2023